Called up share capital and other equity instruments	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Called up share capital and other equity instruments

32	Called up share capital and other equity instruments
Called up share capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2022		2021
	Number	$m	Number	$m
At 1 Jan	20,631,520,439	10,316	20,693,621,100	10,347
Shares issued under HSBC employee share plans	10,226,221	5	58,266,053	29
Shares issued in lieu of dividends	—	—	—	—
Less: Shares repurchased and cancelled	348,139,250	174	120,366,714	60
At 31 Dec[1]	20,293,607,410	10,147	20,631,520,439	10,316

HSBC Holdings share premium
	2022	2021
	$m	$m
At 31 Dec	14,664	14,602

Total called up share capital and share premium
	2022	2021
	$m	$m
At 31 Dec	24,811	24,918
1    All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.
HSBC Holdings 6.20% non-cumulative US dollar preference shares, Series A of $0.01
The 6.20% non-cumulative US dollar preference shares, Series A of $0.01 each were called by HSBC Holdings on 10 December 2020 and were redeemed and cancelled on 13 January 2021.
HSBC Holdings non-cumulative preference share of £0.01
The one non-cumulative sterling preference share of £0.01 (‘sterling preference share’) has been in issue since 29 December 2010 and is held by a subsidiary of HSBC Holdings. Dividends are paid quarterly at the sole and absolute discretion of the Board. The sterling preference share carries no rights of conversion into ordinary shares of HSBC Holdings and no right to attend or vote at shareholder meetings of HSBC Holdings. These securities can be redeemed by HSBC Holdings at any time, subject to prior approval by the PRA.
Other equity instruments
HSBC Holdings has included two types of additional tier 1 capital securities in its tier 1 capital, including the contingent convertible securities described below. These are accounted for as equity because HSBC does not have an obligation to transfer cash or a variable number of its own ordinary shares to holders under any circumstances outside its control. See Note 29 for additional tier 1 securities accounted for as liabilities.
Additional tier 1 capital – contingent convertible securities
HSBC Holdings continues to issue contingent convertible securities that are included in its capital base as fully CRR II-compliant additional tier 1 capital securities on an end point basis. These securities are marketed principally and subsequently allotted to corporate investors and fund managers. The net proceeds of the issuances are typically used for HSBC Holdings’ general corporate purposes and to further strengthen its capital base to meet requirements under CRR II. These securities bear a fixed rate of interest until their initial call dates. After the initial call dates, if they are not redeemed, the securities will bear interest at rates fixed periodically in advance for five-year periods based on credit spreads, fixed at issuance, above prevailing market rates. Interest on the contingent convertible securities will be due and payable only at the sole discretion of HSBC Holdings, and HSBC Holdings has sole and absolute discretion at all times to cancel for any reason (in whole or part) any interest payment that would otherwise be payable on any payment date. Distributions will not be paid if they are prohibited under UK banking regulations or if the Group has insufficient reserves or fails to meet the solvency conditions defined in the securities’ terms.
The contingent convertible securities are undated and are repayable at the option of HSBC Holdings in whole typically at the initial call date or on any fifth anniversary after this date. In addition, the securities are repayable at the option of HSBC in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA. These securities rank pari passu with HSBC Holdings’ sterling preference shares and therefore rank ahead of ordinary shares. The contingent convertible securities will be converted into fully paid ordinary shares of HSBC Holdings at a predetermined price, should HSBC’s consolidated non-transitional CET1 ratio fall below 7.0%. Therefore, in accordance with the terms of the securities, if the non-transitional CET1 ratio breaches the 7.0% trigger, the securities will convert into ordinary shares at fixed contractual conversion prices in the issuance currencies of the relevant securities, subject to anti-dilution adjustments.

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
		First call date	2022	2021
			$m	$m
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,250	2,250
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,450	2,450
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	3,000	3,000
$2,350m	6.250% perpetual subordinated contingent convertible securities[1]	Mar 2023	2,350	2,350
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,800	1,800
$1,500m	4.600% perpetual subordinated contingent convertible securities[2]	Dec 2030	1,500	1,500
$1,000m	4.000% perpetual subordinated contingent convertible securities[3]	Mar 2026	1,000	1,000
$1,000m	4.700% perpetual subordinated contingent convertible securities[4]	Mar 2031	1,000	1,000
€1,500m	5.250% perpetual subordinated contingent convertible securities[5]	Sep 2022	—	1,945
€1,000m	6.000% perpetual subordinated contingent convertible securities	Sep 2023	1,123	1,123
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,422	1,422
£1,000	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,301	1,301
SGD1,000m	4.700% perpetual subordinated contingent convertible securities[6]	Jun 2022	—	723
SGD750m	5.000% perpetual subordinated contingent convertible securities	Sep 2023	550	550
At 31 Dec			19,746	22,414
1 This security was called by HSBC Holdings on 30 January 2023 and is expected to be redeemed and cancelled on 23 March 2023.
2 This security was issued by HSBC Holdings on 17 December 2020. The first call date is six calendar months prior to the reset date of 17 June 2031.
3 This security was issued by HSBC Holdings on 9 March 2021. The first call date is six calendar months prior to the reset date of 9 September 2026.
4 This security was issued by HSBC Holdings on 9 March 2021. The first call date is six calendar months prior to the reset date of 9 September 2031.
5    This security was called by HSBC Holdings on 9 August 2022 and was redeemed and cancelled on 16 September 2022.
6    This security was called by HSBC Holdings on 4 May 2022 and was redeemed and cancelled on 8 June 2022.
Shares under option
For details of the options outstanding to subscribe for HSBC Holdings ordinary shares under the HSBC Holdings Savings-Related Share Option Plan (UK), see Note 5.

Aggregate options outstanding under these plans
31 Dec 2022			31 Dec 2021
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
115,650,723	2021 to 2028	£2.6270–£5.9640	123,196,850	2020 to 2027	£2.6270–5.9640
Maximum obligation to deliver HSBC Holdings ordinary shares
At 31 December 2022, the maximum obligation to deliver HSBC Holdings ordinary shares under all of the above option arrangements and the HSBC International Employee Share Purchase Plan, together with long-term incentive awards and deferred share awards granted under the HSBC Share Plan 2011, was 240,612,019 (2021: 224,974,433). The total number of shares at 31 December 2022 held by employee benefit trusts that may be used to satisfy such obligations to deliver HSBC Holdings ordinary shares was 12,315,711 (2021: 9,297,415).